LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 3 – LEASES

On March 1, 2021, the Company entered into lease agreements to rent office and marina spaces for a three-year term at $29,250 per month for the first twelve months. The Company leases its offices at 2801 W Coast Hwy, Suite 200, Newport Beach CA 92663. The lease was terminated and February 29, 2024, the Company moved out from premises on April 15, 2024.

In accordance with ASC 842, the Company recognized operating lease ROU assets and lease liabilities as follows:

The components of lease expense were as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
Lease cost:
Operating lease cost	$-	$90,666	$60,444	$181,332
Short-term lease cost	197,051	8,649	197,436	48,310
Sublease income	-	(28,800)	(1,500)	(64,900)
Total lease cost	$197,051	$70,515	$256,380	$164,742

Supplemental cash flow information related to leases was as follows:

	Six Months Ended
	June 30,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$153,001	$229,642

Weighted-average remaining lease term - operating leases (year)	-	0.67
Weighted-average discount rate — operating leases	0.00%	3.35%

Supplemental balance sheet information related to leases was as follows:

	June 30,	December 31,
	2024	2023
Operating lease right-of-use asset	$-	$60,357

Operating lease liabilities:
Current portion	$-	$62,323
Non-current portion	-	-
	$-	$62,323

NOTE 3 – LEASES

On March 1, 2021, the Company entered into lease agreements to rent office and marina spaces for a three-year term at $29,250 per month for the first twelve months.

In accordance with ASC 842, the Company recognized operating lease ROU assets and lease liabilities as follows:

The components of lease expense were as follows:

	Year Ended
	December 31
	2023	2022
Lease cost:
Operating lease cost	$362,664	$362,664
	$362,664	$362,664

Supplemental cash flow information related to leases was as follows:

	Year Ended
	December 31
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$372,473	$350,608

Weighted-average remaining lease term - operating leases (year)	0.16	1.16
Weighted-average discount rate — operating leases	3.35%	3.35%

Supplemental balance sheet information related to leases was as follows:

	December 31,	December 31,
	2023	2022
Operating lease right-of-use asset	$60,357	$415,285

Operating lease liabilities:
Current portion	$62,323	$364,738
Non-current portion	-	62,323
	$62,323	$427,061

Future minimum lease payments as of December 31, 2023:
Year ended December31,
2024	$62,411
Thereafter	-
$62,411
Less imputed interest	(88)
Operating lease liabilities	$62,323